INVESTMENTS IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
INVESTMENTS IN ASSOCIATED COMPANIES

NOTE 7 - INVESTMENTS IN ASSOCIATED COMPANIES:

Entity	Country of Incorporation	Percentage Owned December 31, 2022	Percentage Owned December 31, 2021
Yahaloma Technologies Inc.	Canada	50%	50%
True Gold Consortium Pty Ltd	Australia	44.4%	45.5%
SMX Beverages Pty Ltd	Australia	100%	50%

The proportion of ownership interest is equal to the proportion of voting power held.

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 7 - INVESTMENTS IN ASSOCIATED COMPANIES (CONT.):

Yahaloma Technologies Inc.

On April 30, 2019, Security Matters Ltd. Signed an agreement with Trifecta Industries Inc. (“Trifecta”) for the commercialization of Security Matters Ltd.’s trace technology in the diamonds and precious stone industry.

Under the terms of the agreement, Security Matters Ltd. And Trifecta established a new entity - Yahaloma Technologies Inc. (“Yahaloma”), which is equally held by Security Matters Limited and Trifecta.

Yahaloma will have the exclusive rights and responsibility to commercialize the Group’s intellectual property in the area of diamonds or precious stone. Management has assessed the transaction and reached the conclusion that the new entity is jointly controlled by Security Matters Limited and Trifecta. Management has further determined that the contractual arrangement provides the parties to the joint arrangement with rights to the net assets of the arrangement. The contractual arrangement establishes each party’s share in the profit or loss relating to the activities of the arrangement. The arrangement is a joint venture and the Company’s interests in this joint venture is accounted for using the equity method of accounting.

SMX Beverages Pty Ltd

On February 10, 2020, the Company signed an agreement with Global BevCo Pty Ltd. (“Global BevCo”), an Australian company for the commercialization of Group’s trace technology in the alcoholic beverages industry. Under the terms of the agreement, the Company and Global BevCo established a new private entity, SMX Beverages Pty Ltd (“SMX-B”), which is equally held by the above two-mentioned entities. The Company has the exclusive rights and responsibility to commercialize the Group’s intellectual property in the area of alcoholic beverages.

The joint arrangement is a joint venture and the Company’s interests in its associate is accounted for using the equity method of accounting.

On December 24, 2021, the Company signed an agreement with Global BevCo to acquire the remaining 50% shares in SMX-B in exchange for 8,000,001 options of the Company at exercise price of AUD 0.4, with an expiration date of March 25, 2027. Total fair value is AUD 960,000 (USD 721,424), and the acquisition was settled on March 25, 2022. The Company assigned the consideration to technology license intellectual property. The total fair value of the options was determined according to Black & Scholes model, free rate interest of 2.5%, expected life 5 years. The acquisition agreement also provides a five-year consulting agreement to Global BevCo including AUD 13,500 per month and a 5% revenue share for referred clients.

True Gold Consortium Pty Ltd

On July 29, 2020, the Company signed a shareholders’ agreement with W.A. Mint Pty Ltd. And True Gold Consortium Pty Ltd. (“True Gold”). The purpose of the agreement is to set the framework for True Gold’s activity. True Gold’s goal is to establish an industry standard with the development of an innovative system that can mark (at a molecular level), track and trace gold bars and gold through every stage of the supply chain with blockchain technology. Under the terms of the agreement, True Gold will be equally held by the above two-mentioned entities, with the goal of adding other shareholders.

The Company’s management has assessed the transaction and reached the conclusion that the new entity is jointly controlled by Security Matters Limited, and W.A. Mint Pty Ltd. The Company’s management has further determined that the contractual arrangement provides the parties to the joint arrangement with rights to the net assets of the arrangement. The contractual arrangement establishes each party’s share in the profit or loss relating to the activities of the arrangement. The arrangement is a joint venture and the Company’s interests in this joint venture is accounted for using the equity method of accounting.

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 7 - INVESTMENTS IN ASSOCIATED COMPANIES (CONT.):

Reconciliation of the consolidated entity’s carrying amount

	December 31, 2022	December 31, 2021	December 31, 2020
Security Matters Limited’s share of net assets	115	248	249
Company’s share in net profits (losses) of associated companies	106	(101)	(1)
Closing carrying amount	221	147	248